Related party transactions - Schedule of Key Management Compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [Abstract]
Basic salaries and bonus	¥ 13,446	¥ 13,907
Pension costs - defined contribution plans	276	246
Compensation paid or payable to key management for employee services	¥ 13,722	¥ 14,153